Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 8. INCOME TAX

The Company’s net deferred tax liability at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Deferred tax liability
Unrealized gain on marketable securities	$(4,571)	$(63,236)
Deferred tax liability	$(4,571)	$(63,236)

The income tax provision for the year ended December 31, 2019 and for the period from May 4, 2018 (inception) through December 31, 2018 consists of the following:

	December 31, 2019	December 31, 2018
Federal
Current	$732,550	$223,095
Deferred	(59,448)	63,236

State and Local
Current	191,639	—
Deferred	(12,286)	—
Income tax provision	$852,455	$286,331

As of December 31, 2019 and 2018, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”) available to offset future taxable income.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	0.0%
True-ups	1.3%	0.0%
Income tax provision	26.6%	21.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2019 and 2018 remain open and subject to examination. The Company considers Florida to be a significant state tax jurisdiction.